Components of Long-Term Debt and Lines of Credit (Parenthetical) (Detail)	6 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 8.875% Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Jun. 30, 2013 Second Lien Credit Agreement	Jun. 30, 2013 Other Loans and Notes Payable	Jun. 30, 2013 Other Loans and Notes Payable
Debt Instrument [Line Items]
Senior note, interest rate	8.875%	8.875%
Senior note, maturity year	2020	2020
Debt instrument maturity date	Dec. 01, 2020		Mar. 27, 2018
Average interest rate				2.80%	3.00%